Loans and advances, net (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current portion:
Total current loans and advances		$ 344,246	¥ 2,246,202	¥ 2,775,700
Allowance for loans and advances		(232,060)	(1,514,186)	(1,257,824)
Loans and advances, net		112,186	732,016	1,517,876
Non-current portion
Total non-current loans and advances				51,444
Allowance for loans and advances			0	(1,801)
Loans and advances, net				49,643
Loans receivable
Current portion:
Total current loans and advances	[1]	13,847	90,346	348,774
Loans receivable | Auto-backed loans
Current portion:
Total current loans and advances	[1]	6,016	39,253	125,058
Non-current portion
Total non-current loans and advances	[1]			16,858
Loans receivable | Other secured loans
Current portion:
Total current loans and advances	[1]	4,405	28,740	126,251
Non-current portion
Total non-current loans and advances	[1]			34,586
Loans receivable | Unsecured loans
Current portion:
Total current loans and advances	[1]	3,426	22,353	97,465
Acquired non-performing loans
Current portion:
Total current loans and advances	[2]	330,399	2,155,856	2,426,926
Acquired non-performing loans | Auto-backed loans
Current portion:
Total current loans and advances	[2]	270,143	1,762,686	1,641,865
Acquired non-performing loans | Other secured loans
Current portion:
Total current loans and advances	[2]	59,092	385,575	358,535
Acquired non-performing loans | Unsecured loans
Current portion:
Total current loans and advances	[2]	$ 1,164	¥ 7,595	¥ 426,526

[1]	Loans receivable represent loans originated by the Company with an original term up to three years and annual interest rate primarily ranging between 6%~36%;
[2]	Acquired non-performing loans are overdue loans purchased by the Company from online investors and institutional funding partners;